Unaudited Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Net loss	$ (1,763)	$ (383,065)	$ (51,390)	$ (496,833)
Other comprehensive income (loss) before reclassifications
Unrealized (loss) gain on marketable securities	0	(262)	0	438
Unrealized gain (loss) on qualifying cash flow hedging instruments	6,955	(509)	16,631	(4,094)
Pension adjustments, net of taxes	174	(59)	550	(171)
Foreign exchange gain on currency translation	794	257	843	668
Amounts reclassified from accumulated other comprehensive income (loss) relating to:
Loss on deconsolidation of Teekay Offshore (note 4)	0	0	7,720	0
Other comprehensive income (loss)	7,267	644	24,738	(197)
Comprehensive income (loss)	5,504	(382,421)	(26,652)	(497,030)
Comprehensive (income) loss attributable to non-controlling interests	(14,953)	370,036	(20,617)	359,793
Comprehensive loss attributable to shareholders of Teekay Corporation	(9,449)	(12,385)	(47,269)	(137,237)
Interest Expense
Amounts reclassified from accumulated other comprehensive income (loss) relating to:
Realized loss on qualifying cash flow hedging instruments to equity income	(37)	424	211	1,186
Equity Income
Amounts reclassified from accumulated other comprehensive income (loss) relating to:
Realized loss on qualifying cash flow hedging instruments to equity income	$ (619)	$ 793	$ (1,217)	$ 1,776